Share-based compensation plans - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares Number_employees $ / shares	Dec. 31, 2020 CAD ($) shares Number_employees $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options held | shares	3,162,415	5,076,226
Options exercisable - Weighted average exercisable price	$ 16.85	$ 17.73
Weighted average share price, exercise date	$ 22.09
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized shares | shares	43,017,198
Outstanding shares | shares	30,136,822
Weighted average share price, exercise date		$ 14.58
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	three-year vesting period
Stock options held | shares	1,495,709	1,720,636
Options exercisable - Weighted average exercisable price	$ 0
Weighted average share price, exercise date	$ 31.44
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	The RSUs carry vesting periods of one to three years
Stock options held | shares	1,081,783	927,462
Options exercisable - Weighted average exercisable price	$ 0
Weighted average share price, exercise date	$ 27.58
Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	Shares purchased with Company contributions and with dividends paid on such shares become unrestricted 12 months from the date on which such shares were purchased
Employers contribution per employee	Under the plan, employees have the opportunity to participate in the program to a maximum of 6% of eligible earnings each year with Cameco matching the first 3% of employee-paid shares by 50%. Cameco contributes $1,000 of shares annually to each employee that is enrolled in the plan
Number of participants | Number_employees	2,301	2,257
Total number of shares purchased | shares	149,822	248,837
Total amount of employer's contribution | $	$ 3,301,000	$ 3,174,000
Deferred Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	Each DSU fully vests upon award
Stock options held | shares	579,362	541,827
Description of method of settlement for share-based payment arrangement	60% of each director’s annual retainer is paid in DSUs. In addition, on an annual basis, directors can elect to receive 25%, 50%, 75% or 100% of the remaining 40% of their annual retainer and any additional fees in the form of DSUs
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	vest over three years and expire eight years from the date granted
Stock options held | shares	173,835	422,291
Options exercisable - Weighted average exercisable price	$ 13.88	$ 15.66
Weighted average share price, exercise date	15.14
Phantom Stock Option Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices range	11.32	11.32
Phantom Stock Option Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices range	$ 26.81	$ 26.81
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	The PRSUs carry vesting periods of one to three years
Stock options held | shares	16,027
Options exercisable - Weighted average exercisable price	$ 0
Weighted average share price, exercise date	$ 27.58
Cash Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | $	$ 61,030,000	$ 38,354,000